Certain risks and concentration - Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value measurement
Other long-term investments	$ 3,179	$ 5,970
Available-for-sale debt investment
Fair value measurement
Other long-term investments	3,179	3,000
Equity investments
Fair value measurement
Other long-term investments		2,970
Level 3
Fair value measurement
Other long-term investments		2,970	$ 12,114
Fair Value Measurements Recurring
Fair value measurement
Short-term investments	1,536	1,737
Debt investment	403	1,609
Other long-term investments	3,179
Financial asset measured using Level 3 input	5,118	9,316
Fair Value Measurements Recurring | Available-for-sale debt investment
Fair value measurement
Other long-term investments		3,000
Fair Value Measurements Recurring | Equity investments
Fair value measurement
Other long-term investments		2,970
Fair Value Measurements Recurring | Level 1
Fair value measurement
Debt investment	403	1,609
Financial asset measured using Level 3 input	403	1,609
Fair Value Measurements Recurring | Level 2
Fair value measurement
Short-term investments	1,536	1,737
Financial asset measured using Level 3 input	1,536	1,737
Fair Value Measurements Recurring | Level 3
Fair value measurement
Other long-term investments	3,179
Financial asset measured using Level 3 input	$ 3,179	5,970
Fair Value Measurements Recurring | Level 3 | Available-for-sale debt investment
Fair value measurement
Other long-term investments		3,000
Fair Value Measurements Recurring | Level 3 | Equity investments
Fair value measurement
Other long-term investments		$ 2,970